INCOME TAXES (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Schedule Of Unrecognized Tax Benefits [Line Items]
Balance at the beginning of the year	$ 0	0	0	0
Addition related to current year tax positions	2,680	16,226	0	0
Balance at the end of the year	$ 2,680	16,226	0	0